UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended December 31, 2002

Check here if Amendment (  );	Amendment Number:
This Amendment (Check only one.):	( ) is a restatement.
					( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Capital Investment Services of America, Inc.
Address:	700 N. Water Street
		Suite 325
		Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Stephen H. Mortonson
Title:	Senior Vice President
Phone:	414-278-7744
Signature, Place, and Date of Signing:
Stephen H. Mortonson  Milwaukee, Wisconsin  January 3, 2003

Report Type (Check only one.):
(X) 13F Holdings Report.
( ) 13F Notice.
( ) 13F Combination Report.

Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:	46

Form 13F Information Table Value Total:	$511,728

Number of Other Included Managers:	0

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   com              002824100      411 10266.00 SH       SOLE                 10266.00
AFLAC INC COM                  com              001055102      203  6748.00 SH       SOLE                  6748.00
AMER INTL GROUP INC            com              026874107    24492 423367.87SH       SOLE                423367.87
APOLLO GROUP INC CL A          com              037604105    30572 694828.00SH       SOLE                694828.00
AUTOMATIC DATA PROC            com              053015103    31001 789840.56SH       SOLE                789840.56
BERKSHIRE HATHAWAY CL B        com              846702074      346   143.00 SH       SOLE                   143.00
BIOMET INC           COM       com              090613100    16994 592954.00SH       SOLE                592954.00
BP AMOCO PLC ADR               com              055622104      281  6912.00 SH       SOLE                  6912.00
CARDINAL HEALTH INC OHIO       com              14149Y108    14033 237078.04SH       SOLE                237078.04
CHOICEPOINT INC                com              170388102    10463 264951.14SH       SOLE                264951.14
CINTAS CORP OHIO               com              172908105    27249 595617.00SH       SOLE                595617.00
CITIGROUP INC                  com              172967101    14072 399893.61SH       SOLE                399893.61
COCA-COLA CO                   com              191216100      400  9137.38 SH       SOLE                  9137.38
CONCORD E F S INC              com              206197105    12949 822660.00SH       SOLE                822660.00
COX COMMNCTNS INC NEW A        com              224044107    13866 488256.00SH       SOLE                488256.00
EMERSON ELEC                   com              291011104      522 10260.00 SH       SOLE                 10260.00
EXPEDITORS INTL WASH INC       com              302130109     7680 235235.00SH       SOLE                235235.00
EXXON MOBIL CORP               com              30231g102     1109 31731.00 SH       SOLE                 31731.00
FIRST DATA CORP                com              319963104      283  8000.00 SH       SOLE                  8000.00
FISERV INC WISC PV 1CT         com              337738108    23561 693983.00SH       SOLE                693983.00
GENERAL ELECTRIC               com              369604103    14651 601698.34SH       SOLE                601698.34
HARLEY DAVIDSON INC WIS        com              412822108    17997 389544.88SH       SOLE                389544.88
ILLINOIS TOOL WORKS INC        com              452308109    17054 262939.00SH       SOLE                262939.00
IMS HEALTH INC                 com              449934108     5716 357230.53SH       SOLE                357230.53
INTEL CORP                     com              458140100      231 14849.00 SH       SOLE                 14849.00
JOHNSON AND JOHNSON  COM       com              478160104    16999 316487.35SH       SOLE                316487.35
KOHLS CORP                     com              500255104     1006 17977.00 SH       SOLE                 17977.00
MARSHALL & ILSLEY              com              571834100      287 10478.00 SH       SOLE                 10478.00
MCLEODUSA INC CL A NEW         com              582266102       16 19579.00 SH       SOLE                 19579.00
MCLEODUSA INC ESCROW           com              582266995        7 334203.00SH       SOLE                334203.00
MEDTRONIC INC        COM       com              585055106    39850 873898.13SH       SOLE                873898.13
MERCK & CO                     com              589331107     1602 28296.00 SH       SOLE                 28296.00
MICROSOFT CORP       COM       com              594918104    16155 312475.00SH       SOLE                312475.00
NORTHN TRUST CORP              com              665859104    15891 453389.00SH       SOLE                453389.00
OMNICOM GROUP COM              com              681919106     9604 148667.97SH       SOLE                148667.97
PATTERSON DENTAL CO            com              703412106    16659 380870.00SH       SOLE                380870.00
PAYCHEX INC                    com              704326107    23721 850220.99SH       SOLE                850220.99
PEPSICO INC                    com              713448108      250  5914.00 SH       SOLE                  5914.00
PFIZER INC DEL                 com              717081103    35827 1171973.83SH      SOLE               1171973.83
SARA LEE CORP                  com              803111103      351 15600.00 SH       SOLE                 15600.00
SBC COMMUNICATIONS             com              78387g103      250  9224.00 SH       SOLE                  9224.00
SYSCO CORPORATION              com              871829107    30391 1020191.00SH      SOLE               1020191.00
US BANCORP DEL NEW             com              902973304      326 15375.00 SH       SOLE                 15375.00
WALGREEN CO                    com              931422109    15893 544482.45SH       SOLE                544482.45
WELLS FARGO & CO               com              949746101      272  5798.00 SH       SOLE                  5798.00
WYETH COM                      com              983024100      232  6200.00 SH       SOLE                  6200.00